UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential QMA Global Tactical Allocation Fund

Consolidated Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 80.7%
U.S. TREASURY OBLIGATIONS(a) — 70.8%
U.S. Treasury Bills(b)	0.010%	03/03/16	50	$49,972
U.S. Treasury Bills(b)	0.020%	03/03/16	100	99,945
U.S. Treasury Bills	0.030%	03/17/16	18,000	17,990,442
U.S. Treasury Bills(b)(c)	0.050%	12/17/15	50	50,000
U.S. Treasury Bills(b)	0.050%	12/17/15	50	50,000
U.S. Treasury Bills(b)(c)	0.215%	03/03/16	800	799,559
U.S. Treasury Bills(b)	0.215%	03/03/16	1,800	1,799,008

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,846,943)				20,838,926

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 9.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,907,419)(d)			2,907,419	2,907,419

TOTAL SHORT-TERM INVESTMENTS (cost $23,754,362)(e)				23,746,345
Other assets in excess of liabilities(f) — 19.3%				5,673,243

NET ASSETS — 100.0%				$29,419,588

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ASX	Australian Securities Exchange
BIST	Borsa Instanbul Index
Bovespa	Sao Palo Se Bovespa Index
CAC	French Stock Market Index
CNX	CRISIL NSE Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
KOSPI	Korea Stock Exchange Index
LME	London Metal Exchange
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
NYMEX	New York Mercantile Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
SGX	Singapore Exchange
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange
WTI	West Texas Intermediate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Rates shown are the effective yields at purchase date.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$23,754,362

Appreciation	—
Depreciation	(8,017)

Net Unrealized Depreciation	$(8,017)

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at November 30, 2015.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at November 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
31	10 Year Canadian Government Bonds	Mar. 2016	$3,210,379	$3,222,449	$12,070
7	10 Year Mini Japanese Government Bonds	Dec. 2015	843,184	844,322	1,138
9	10 Year U.K. Gilt	Mar. 2016	1,590,117	1,595,810	5,693
47	10 Year U.S. Treasury Notes	Mar. 2016	5,933,687	5,942,563	8,876
236	BIST National 30 Index	Dec. 2015	812,413	758,246	(54,167)
7	CAC40 10 Euro	Dec. 2015	361,862	366,537	4,675
6	DAX Index	Dec. 2015	1,655,714	1,803,287	147,573
53	Euro STOXX 50	Dec. 2015	1,812,886	1,962,693	149,807
3	FTSE 100 Index	Dec. 2015	288,130	287,024	(1,106)
31	FTSE/JSE Top 40 Index	Dec. 2015	1,003,647	996,842	(6,805)
11	FTSE/MIB Index	Dec. 2015	1,280,719	1,318,982	38,263
19	Mexican Bolsa Index	Dec. 2015	507,097	498,854	(8,243)
2	Nikkei 225 Index	Dec. 2015	148,700	160,764	12,064
109	S&P 500 E-Mini	Dec. 2015	10,739,858	11,334,910	595,052
5	S&P/TSX 60 Index	Dec. 2015	585,221	592,534	7,313
20	TOPIX Index	Dec. 2015	2,391,803	2,570,268	178,465

					1,090,668

	Short Positions:
12	10 Year Australian Treasury Bonds	Dec. 2015	8,562,422	8,540,545	21,877
10	10 Year Euro-Bund	Dec. 2015	1,651,804	1,672,619	(20,815)
3	10 Year Japanese Government Bonds	Dec. 2015	3,614,135	3,619,740	(5,605)
4	ASX SPI 200 Index	Dec. 2015	376,115	375,052	1,063
11	Hang Seng China Enterprises Index	Dec. 2015	728,302	695,174	33,128
4	MSCI Taiwan Stock Index	Dec. 2015	124,240	122,400	1,840
36	OMXS30 Index	Dec. 2015	624,468	635,442	(10,974)
62	SGX CNX Nifty 50 Index	Dec. 2015	978,174	989,458	(11,284)
12	WIG20 Index	Dec. 2015	119,731	114,446	5,285

					14,515

					$1,105,183

Commodity futures contracts outstanding at November 30, 2015(2):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
8	Gasoline RBOB	Jan. 2016	$422,579	$439,118	$16,539
6	LME Nickel	Dec. 2015	346,830	319,338	(27,492)
6	No. 2 Soft Red Winter Wheat	Mar. 2016	146,187	142,650	(3,537)
10	Silver	Mar. 2016	707,750	704,300	(3,450)
2	Soybean	Jan. 2016	86,350	88,100	1,750
36	Sugar #11 (World)	Mar. 2016	576,533	601,978	25,445

					9,255

	Short Positions:
6	Coffee ‘C’	Mar. 2016	271,913	269,212	2,701
11	Copper	Mar. 2016	576,137	563,337	12,800
5	Corn	Jan. 2016	92,025	93,063	(1,038)
43	Lean Hogs	Dec. 2015	988,549	1,004,910	(16,361)
5	Live Cattle	Feb. 2016	263,040	264,700	(1,660)
29	LME PRI Aluminum	Dec. 2015	1,071,938	1,047,081	24,857
19	LME Zinc	Dec. 2015	767,950	737,200	30,750
1	Mini Gold	Feb. 2016	34,214	34,090	124
1	Mini Silver	Mar. 2016	14,170	14,086	84
41	Natural Gas	Jan. 2016	1,014,813	916,350	98,463
10	NY Harbor ULSD	Jan. 2016	593,111	568,764	24,347
2	NYMEX Light Sweet E-mini Crude Oil	Jan. 2016	46,775	41,650	5,125
8	Soybean Oil	Jan. 2016	133,248	141,216	(7,968)
28	WTI Crude	Jan. 2016	1,288,640	1,166,200	122,440

					294,664

					$303,919

(1)	U.S. Treasury obligations with a combined market value of $2,633,270 have been segregated with Morgan Stanley to cover requirements for open futures contracts at November 30, 2015.
(2)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at November 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 12/16/15	Morgan Stanley	AUD	400	$286,921	$289,016	$2,095
Expiring 12/16/15	Morgan Stanley	AUD	3,750	2,661,337	2,709,520	48,183
British Pound, Expiring 12/16/15	Morgan Stanley	GBP	150	228,543	225,936	(2,607)
Expiring 12/16/15	Morgan Stanley	GBP	550	849,613	828,434	(21,179)
Expiring 12/16/15	Morgan Stanley	GBP	2,350	3,625,175	3,539,671	(85,504)
Canadian Dollar, Expiring 12/16/15	Morgan Stanley	CAD	850	650,658	636,486	(14,172)
Expiring 12/16/15	Morgan Stanley	CAD	1,900	1,470,475	1,422,733	(47,742)
Expiring 12/16/15	Morgan Stanley	CAD	4,100	3,113,131	3,070,108	(43,023)
Expiring 12/16/15	Morgan Stanley	CAD	1,400	1,050,026	1,048,329	(1,697)
Expiring 12/16/15	Morgan Stanley	CAD	2,700	2,031,144	2,021,778	(9,366)
Euro, Expiring 12/16/15	Morgan Stanley	EUR	350	394,415	370,008	(24,407)
Expiring 12/16/15	Morgan Stanley	EUR	4,500	5,087,874	4,757,246	(330,628)
Japanese Yen, Expiring 12/16/15	Morgan Stanley	JPY	410,000	3,370,957	3,332,929	(38,028)
Expiring 12/16/15	Morgan Stanley	JPY	90,000	746,825	731,619	(15,206)
Expiring 12/16/15	Morgan Stanley	JPY	30,000	250,864	243,873	(6,991)
New Zealand Dollar, Expiring 12/16/15	Morgan Stanley	NZD	350	230,352	230,110	(242)
Expiring 12/16/15	Morgan Stanley	NZD	550	372,680	361,601	(11,079)
Expiring 12/16/15	Morgan Stanley	NZD	750	483,825	493,093	9,268
Expiring 12/16/15	Morgan Stanley	NZD	1,000	625,500	657,457	31,957
Expiring 12/16/15	Morgan Stanley	NZD	2,950	1,846,939	1,939,498	92,559

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone, Expiring 12/16/15	Morgan Stanley	NOK	6,000	$734,079	$690,246	$(43,833)
Expiring 12/16/15	Morgan Stanley	NOK	3,250	395,262	373,884	(21,378)
Swedish Krona, Expiring 12/16/15	Morgan Stanley	SEK	7,500	911,388	860,536	(50,852)
Expiring 12/16/15	Morgan Stanley	SEK	10,000	1,148,528	1,147,382	(1,146)
Expiring 12/16/15	Morgan Stanley	SEK	35,250	4,200,429	4,044,520	(155,909)
Expiring 12/16/15	Morgan Stanley	SEK	1,500	178,666	172,107	(6,559)
Swiss Francs, Expiring 12/16/15	Morgan Stanley	CHF	400	421,230	389,351	(31,879)
Expiring 12/16/15	Morgan Stanley	CHF	1,050	1,033,099	1,022,046	(11,053)
Expiring 12/16/15	Morgan Stanley	CHF	600	616,713	584,026	(32,687)
Expiring 12/16/15	Morgan Stanley	CHF	450	464,179	438,019	(26,160)

				$39,480,827	$38,631,562	(849,265)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 12/16/15	Morgan Stanley	AUD	900	$626,933	$650,285	$(23,352)
Expiring 12/16/15	Morgan Stanley	AUD	150	108,495	108,381	114
Expiring 12/16/15	Morgan Stanley	AUD	600	428,863	433,523	(4,660)
Expiring 12/16/15	Morgan Stanley	AUD	2,850	1,997,566	2,059,236	(61,670)
Expiring 12/16/15	Morgan Stanley	AUD	2,150	1,513,624	1,553,458	(39,834)
British Pound, Expiring 12/16/15	Morgan Stanley	GBP	100	152,750	150,624	2,126
Expiring 12/16/15	Morgan Stanley	GBP	3,400	5,168,068	5,121,226	46,842
Expiring 12/16/15	Morgan Stanley	GBP	1,650	2,514,798	2,485,301	29,497
Expiring 12/16/15	Morgan Stanley	GBP	850	1,287,132	1,280,307	6,825
Canadian Dollar, Expiring 12/16/15	Morgan Stanley	CAD	4,850	3,658,328	3,631,713	26,615
Expiring 12/16/15	Morgan Stanley	CAD	2,400	1,788,667	1,797,136	(8,469)
Euro, Expiring 12/16/15	Morgan Stanley	EUR	950	1,067,084	1,004,307	62,777
Expiring 12/16/15	Morgan Stanley	EUR	100	113,722	105,717	8,005
Expiring 12/16/15	Morgan Stanley	EUR	300	326,715	317,150	9,565
Expiring 12/16/15	Morgan Stanley	EUR	450	480,052	475,725	4,327
Expiring 12/16/15	Morgan Stanley	EUR	600	669,900	634,299	35,601
Japanese Yen, Expiring 12/16/15	Morgan Stanley	JPY	10,000	83,458	81,291	2,167
Expiring 12/16/15	Morgan Stanley	JPY	75,000	607,898	609,682	(1,784)
Expiring 12/16/15	Morgan Stanley	JPY	210,000	1,748,397	1,707,110	41,287
New Zealand Dollar, Expiring 12/16/15	Morgan Stanley	NZD	3,000	1,900,677	1,972,371	(71,694)
Expiring 12/16/15	Morgan Stanley	NZD	3,750	2,480,558	2,465,464	15,094
Norwegian Krone, Expiring 12/16/15	Morgan Stanley	NOK	7,000	822,053	805,287	16,766
Expiring 12/16/15	Morgan Stanley	NOK	1,000	123,368	115,041	8,327
Expiring 12/16/15	Morgan Stanley	NOK	10,000	1,167,048	1,150,411	16,637
Expiring 12/16/15	Morgan Stanley	NOK	13,750	1,588,512	1,581,814	6,698
Expiring 12/16/15	Morgan Stanley	NOK	5,000	603,020	575,205	27,815
Swedish Krona, Expiring 12/16/15	Morgan Stanley	SEK	18,750	2,265,317	2,151,341	113,976
Expiring 12/16/15	Morgan Stanley	SEK	45,500	5,279,018	5,220,586	58,432
Swiss Francs, Expiring 12/16/15	Morgan Stanley	CHF	200	206,452	194,676	11,776

Expiring 12/16/15	Morgan Stanley	CHF	900	904,708	876,039	28,669
Expiring 12/16/15	Morgan Stanley	CHF	4,150	4,261,839	4,039,513	222,326

				$45,945,020	$45,354,219	590,801

						$(258,464)

Total return swap agreements outstanding at November 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#		Premium (Underlying Commissions) BPS	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:		Long/(Short)
Credit Suisse First Boston Corp.	12/17/2015	BRL	(1,917)	7.0	Pay or receive amounts based on the market value fluctuation of the Bovespa Index Futures	$25,542	$353	$25,189
Credit Suisse First Boston Corp.	12/11/2015	KRW	241,500	3.0	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index Futures	2,955	62	2,893
Credit Suisse First Boston Corp.	12/18/2015	CHF	(1,614)	4.0	Pay or receive amounts based on the market value fluctuation of the Swiss Market Index Futures	(6,287)	633	(6,920)

						$22,210	$1,048	$21,162

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$20,838,926	$—
Affiliated Money Market Mutual Fund	2,907,419	—	—
Other Financial Instruments*
Financial Futures Contracts	1,105,183	—	—
Commodity Futures Contracts	303,919	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(258,464)	—
OTC Total Return Swap Agreements	—	21,162	—

Total	$4,316,521	$20,601,624	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of November 30, 2015 categorized by risk exposure:

Derivative Fair Value at 11/30/15
Equity contracts	$1,103,111
Foreign exchange contracts	(258,464)
Interest rate contracts	23,234
Commodity contracts	303,919

Total	$1,171,800

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Automobiles — 1.4%
Tesla Motors, Inc.*(a)	23,289	$5,362,525

Banks — 1.4%
Citigroup, Inc.	97,378	5,267,176

Beverages — 1.1%
Monster Beverage Corp.*	26,575	4,108,761

Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc.*	40,523	7,230,924
Biogen Idec, Inc.*	17,818	5,111,272
Celgene Corp.*	76,681	8,392,735
Regeneron Pharmaceuticals, Inc.*	12,946	7,049,097

		27,784,028

Capital Markets — 1.5%
Morgan Stanley	168,659	5,785,004

Chemicals — 0.8%
Monsanto Co.	30,773	2,928,359

Food & Staples Retailing — 4.1%
Costco Wholesale Corp.	50,619	8,170,919
Kroger Co. (The)	199,409	7,509,743

		15,680,662

Hotels, Restaurants & Leisure — 5.8%
Marriott International, Inc. (Class A Stock)	105,200	7,459,732
Shake Shack, Inc. (Class A Stock)*(a)	44,186	2,030,347
Starbucks Corp.	207,674	12,749,107

		22,239,186

Internet & Catalog Retail — 10.3%
Amazon.com, Inc.*	32,014	21,282,907
Netflix, Inc.*	86,579	10,677,788
Priceline Group, Inc. (The)*	5,828	7,278,298

		39,238,993

Internet Software & Services — 21.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	91,416	7,686,257
Alphabet, Inc. (Class A Stock)*	17,127	13,065,332
Alphabet, Inc. (Class C Stock)*	17,900	13,292,540
Facebook, Inc. (Class A Stock)*	254,563	26,535,647
LinkedIn Corp. (Class A Stock)*	46,021	11,188,166
Tencent Holdings Ltd. (China)	465,806	9,256,670

		81,024,612

IT Services — 6.0%
MasterCard, Inc. (Class A Stock)	101,110	9,900,691
Visa, Inc. (Class A Stock)	166,112	13,124,509

		23,025,200

Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	36,251	6,666,559

Media — 4.3%
Time Warner, Inc.	42,719	2,989,476
Walt Disney Co. (The)(a)	117,626	13,347,022

		16,336,498

Pharmaceuticals — 7.2%
Allergan PLC*	20,997	6,590,748
Bristol-Myers Squibb Co.	142,108	9,522,657
Novo Nordisk A/S (Denmark), ADR	77,298	4,249,071
Shire PLC (Ireland), ADR	34,286	7,143,831

		27,506,307

Software — 10.4%
Adobe Systems, Inc.*	94,126	8,608,764
Microsoft Corp.	48,551	2,638,747
Red Hat, Inc.*	89,036	7,248,421
salesforce.com, inc.*	127,742	10,179,760
Splunk, Inc.*	85,193	5,068,983
Workday, Inc. (Class A Stock)*	69,272	5,798,759

		39,543,434

Specialty Retail — 2.4%
Inditex SA (Spain), ADR	510,041	9,139,935

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	160,934	19,038,492

Textiles, Apparel & Luxury Goods — 5.5%
NIKE, Inc. (Class B Stock)	115,771	15,314,188
Under Armour, Inc. (Class A Stock)*(a)	68,379	5,895,637

		21,209,825

TOTAL LONG-TERM INVESTMENTS (cost $215,921,670)		371,885,556

SHORT-TERM INVESTMENT — 10.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $38,530,378; includes $28,107,959 of cash collateral for securities on loan)(b)(c)	38,530,378	38,530,378

TOTAL INVESTMENTS — 107.5% (cost $254,452,048)(d)		410,415,934
Liabilities in excess of other assets — (7.5)%		(28,687,113)

NET ASSETS — 100.0%		$381,728,821

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,183,215; cash collateral of $28,107,959 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$257,322,622

Appreciation	156,090,466
Depreciation	(2,997,154)

Net Unrealized Appreciation	$153,093,312

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$5,362,525	$—	$—
Banks	5,267,176	—	—
Beverages	4,108,761	—	—
Biotechnology	27,784,028	—	—
Capital Markets	5,785,004	—	—
Chemicals	2,928,359	—	—
Food & Staples Retailing	15,680,662	—	—
Hotels, Restaurants & Leisure	22,239,186	—	—
Internet & Catalog Retail	39,238,993	—	—
Internet Software & Services	71,767,942	9,256,670	—
IT Services	23,025,200	—	—
Life Sciences Tools & Services	6,666,559	—	—
Media	16,336,498	—	—
Pharmaceuticals	27,506,307	—	—
Software	39,543,434	—	—
Specialty Retail	9,139,935	—	—
Technology Hardware, Storage & Peripherals	19,038,492	—	—
Textiles, Apparel & Luxury Goods	21,209,825	—	—
Affiliated Money Market Mutual Fund	38,530,378	—	—

Total	$401,159,264	$9,256,670	$—

Prudential QMA Strategic Value Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.2%
Aerospace & Defense — 2.4%
BWX Technologies, Inc.	93,800	$2,856,210
Huntington Ingalls Industries, Inc.	23,900	3,128,988
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	54,300	2,848,035

		8,833,233

Airlines — 3.6%
Alaska Air Group, Inc.	34,300	2,734,739
Delta Air Lines, Inc.	57,900	2,690,034
JetBlue Airways Corp.*	77,100	1,907,454
Southwest Airlines Co.	77,200	3,541,936
United Continental Holdings, Inc.*	46,200	2,574,726

		13,448,889

Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)	3,600	125,568
Lear Corp.	24,400	3,071,960

		3,197,528

Automobiles — 1.3%
Ford Motor Co.	145,000	2,077,850
General Motors Co.	46,200	1,672,440
Honda Motor Co. Ltd. (Japan), ADR	33,800	1,104,584

		4,854,874

Banks — 15.1%
Bank of America Corp.	539,705	9,407,058
BB&T Corp.	6,400	247,168
Citigroup, Inc.	157,293	8,507,978
Fifth Third Bancorp	84,220	1,740,828
Huntington Bancshares, Inc.	33,900	396,291
JPMorgan Chase & Co.	178,000	11,869,040
KeyCorp	96,900	1,270,359
PNC Financial Services Group, Inc. (The)	43,300	4,135,583
Regions Financial Corp.	184,700	1,872,858
SunTrust Banks, Inc.	86,300	3,747,146
U.S. Bancorp	47,800	2,097,942
Wells Fargo & Co.	187,199	10,314,665

		55,606,916

Biotechnology — 0.9%
Gilead Sciences, Inc.	29,970	3,175,621

Building Products — 0.1%
Owens Corning	6,900	323,196

Capital Markets — 3.0%
Affiliated Managers Group, Inc.*	4,300	762,089
Ameriprise Financial, Inc.	700	79,065
Franklin Resources, Inc.	35,300	1,479,776
Goldman Sachs Group, Inc. (The)	22,700	4,313,454
Lazard Ltd. (Class A Stock)	55,400	2,574,438
Morgan Stanley	49,760	1,706,768

		10,915,590

Chemicals — 3.5%
Cabot Corp.	35,560	1,548,283
Celanese Corp. (Class A Stock)	27,500	1,945,625
CF Industries Holdings, Inc.	12,400	572,136
Dow Chemical Co. (The)	63,400	3,305,042

Eastman Chemical Co.	29,300	2,128,645
LyondellBasell Industries NV (Class A Stock)	18,900	1,810,998
Westlake Chemical Corp.	28,800	1,729,440

		13,040,169

Communications Equipment — 1.3%
Brocade Communications Systems, Inc.	191,200	1,794,412
Cisco Systems, Inc.	107,300	2,923,925

		4,718,337

Consumer Finance — 2.6%
Ally Financial, Inc.*	86,500	1,726,540
American Express Co.	5,100	365,364
Capital One Financial Corp.	53,400	4,192,434
Discover Financial Services	61,100	3,468,036

		9,752,374

Containers & Packaging — 0.8%
Crown Holdings, Inc.*	55,100	2,860,241

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc. (Class B Stock)*	40,800	5,470,872
Voya Financial, Inc.	33,590	1,367,113

		6,837,985

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	269,339	9,068,644
CenturyLink, Inc.	86,300	2,324,059
Verizon Communications, Inc.	71,100	3,231,495

		14,624,198

Electric Utilities — 5.8%
American Electric Power Co., Inc.	63,500	3,556,635
Duke Energy Corp.	14,300	968,968
Edison International	43,900	2,605,904
Entergy Corp.	43,800	2,918,394
Exelon Corp.	129,900	3,547,569
FirstEnergy Corp.	99,700	3,129,583
PPL Corp.	107,500	3,659,300
Southern Co. (The)	24,200	1,077,868

		21,464,221

Electronic Equipment, Instruments & Components — 2.0%
Avnet, Inc.	47,100	2,134,572
Corning, Inc.	73,000	1,367,290
Ingram Micro, Inc. (Class A Stock)	28,400	878,412
Jabil Circuit, Inc.	110,700	2,832,813

		7,213,087

Energy Equipment & Services — 1.9%
Ensco PLC (Class A Stock)	86,000	1,472,320
FMC Technologies, Inc.*	23,900	813,078
Noble Corp. PLC	43,900	582,553
Rowan Cos. PLC (Class A Stock)	26,800	544,844
Schlumberger Ltd.	45,000	3,471,750

		6,884,545

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	102,500	6,031,100

Food Products — 0.2%
Ingredion, Inc.	6,700	660,419

Health Care Equipment & Supplies — 0.2%
Medtronic PLC	12,300	926,682

Health Care Providers & Services — 1.3%
Anthem, Inc.	6,800	886,584
HCA Holdings, Inc.*	45,600	3,103,536
McKesson Corp.	4,500	852,075

		4,842,195

Household Products — 1.0%
Procter & Gamble Co. (The)	50,900	3,809,356

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp. (The)	214,100	2,138,859

Industrial Conglomerates — 2.0%
General Electric Co.	246,700	7,386,198

Insurance — 8.5%
Aflac, Inc.	52,000	3,392,480
Alleghany Corp.*	4,400	2,241,184
Allied World Assurance Co. Holdings AG	64,200	2,331,744
Allstate Corp. (The)	18,600	1,167,336
American Financial Group, Inc.	28,100	2,079,400
American International Group, Inc.	54,440	3,461,295
Aspen Insurance Holdings Ltd.	25,000	1,263,000
Axis Capital Holdings Ltd.	27,800	1,556,800
Endurance Specialty Holdings Ltd.	25,900	1,708,364
Hanover Insurance Group, Inc. (The)	38,900	3,290,940
Hartford Financial Services Group, Inc. (The)	43,300	1,976,212
Lincoln National Corp.	35,600	1,957,644
Principal Financial Group, Inc.	20,600	1,060,076
Travelers Cos., Inc. (The)	33,100	3,792,267
Validus Holdings Ltd.	2,000	94,360

		31,373,102

IT Services — 0.6%
International Business Machines Corp.	5,300	738,926
Xerox Corp.	124,600	1,314,530

		2,053,456

Machinery — 0.7%
Allison Transmission Holdings, Inc.	42,400	1,185,504
Kennametal, Inc.	13,700	400,725
PACCAR, Inc.	19,800	1,028,808
Trinity Industries, Inc.	5,600	152,040

		2,767,077

Media — 0.1%
TEGNA, Inc.	18,400	519,800

Metals & Mining — 1.5%
Newmont Mining Corp.	164,300	3,024,763
Reliance Steel & Aluminum Co.	32,700	1,923,087
Steel Dynamics, Inc.	30,400	528,656

		5,476,506

Multiline Retail — 1.2%
Kohl’s Corp.	23,100	1,088,703
Target Corp.	44,800	3,248,000

		4,336,703

Multi-Utilities — 1.8%
CenterPoint Energy, Inc.	25,000	423,750
Consolidated Edison, Inc.	51,800	3,219,370
Public Service Enterprise Group, Inc.	73,100	2,858,210

		6,501,330

Oil, Gas & Consumable Fuels — 10.6%
Apache Corp.	58,200	2,862,276
Chevron Corp.	85,400	7,798,728
ConocoPhillips	29,396	1,588,854
Continental Resources, Inc.*	1,800	65,340
Devon Energy Corp.	53,900	2,479,939
Exxon Mobil Corp.	148,200	12,102,012
HollyFrontier Corp.	27,700	1,331,816
Marathon Petroleum Corp.	51,100	2,984,751
Murphy Oil Corp.	30,000	857,400
Occidental Petroleum Corp.	3,155	238,486
ONEOK, Inc.	41,300	1,217,524
Phillips 66	19,900	1,821,447
SM Energy Co.	26,000	763,620
Southwestern Energy Co.*	92,800	836,128
Tesoro Corp.	8,100	932,877
Valero Energy Corp.	18,200	1,307,852

		39,189,050

Paper & Forest Products — 0.8%
International Paper Co.	66,735	2,791,525

Pharmaceuticals — 3.4%
Johnson & Johnson	51,400	5,203,736
Merck & Co., Inc.	35,800	1,897,758
Pfizer, Inc.	126,356	4,140,686
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,900	1,441,097

		12,683,277

Real Estate Investment Trusts (REITs) — 1.7%
Annaly Capital Management, Inc.	289,800	2,776,284
CBL & Associates Properties, Inc.	32,700	427,389
Hospitality Properties Trust	78,200	2,171,614
MFA Financial, Inc.	39,900	278,502
Senior Housing Properties Trust	14,500	209,525
Two Harbors Investment Corp.	36,400	309,400

		6,172,714

Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc. (Class A Stock)*	21,400	475,936

Road & Rail — 0.1%
AMERCO	700	283,780

Semiconductors & Semiconductor Equipment — 2.8%
First Solar, Inc.*	37,000	2,090,870
Intel Corp.	242,300	8,424,771

		10,515,641

Software — 0.9%
Microsoft Corp.	58,775	3,194,421

Specialty Retail — 1.8%
Best Buy Co., Inc.	67,300	2,138,794
CST Brands, Inc.	35,800	1,333,192
Gap, Inc. (The)	8,600	229,878
Murphy USA, Inc.*	48,400	2,882,704

		6,584,568

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	28,607	3,384,208
Hewlett Packard Enterprise Co.	157,931	2,346,855
HP, Inc.	157,931	1,980,455
NCR Corp.*	115,400	3,128,494
Western Digital Corp.	7,800	486,798

		11,326,810

Textiles, Apparel & Luxury Goods — 1.4%
Michael Kors Holdings Ltd.*	56,500	2,430,630
PVH Corp.	29,300	2,674,797

		5,105,427

Trading Companies & Distributors
United Rentals, Inc.*	2,000	157,340

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	15,100	427,179

TOTAL COMMON STOCKS (cost $333,953,235)		365,481,455

EXCHANGE TRADED FUND — 0.2%
iShares Russell 1000 Value ETF (cost $937,922)	9,134	919,703

TOTAL LONG-TERM INVESTMENTS (cost $334,891,157)		366,401,158

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,523,488)(a)	1,523,488	1,523,488

TOTAL INVESTMENTS — 99.8% (cost $336,414,645)(b)		367,924,646
Other assets in excess of liabilities — 0.2%		673,837

NET ASSETS — 100.0%		$368,598,483

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$336,440,247

Appreciation	42,837,551
Depreciation	(11,353,152)

Net Unrealized Appreciation	$31,484,399

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,833,233	$—	$—
Airlines	13,448,889	—	—
Auto Components	3,197,528	—	—
Automobiles	4,854,874	—	—
Banks	55,606,916	—	—
Biotechnology	3,175,621	—	—
Building Products	323,196	—	—
Capital Markets	10,915,590	—	—
Chemicals	13,040,169	—	—
Communications Equipment	4,718,337	—	—
Consumer Finance	9,752,374	—	—
Containers & Packaging	2,860,241	—	—
Diversified Financial Services	6,837,985	—	—
Diversified Telecommunication Services	14,624,198	—	—
Electric Utilities	21,464,221	—	—
Electronic Equipment, Instruments & Components	7,213,087	—	—
Energy Equipment & Services	6,884,545	—	—
Food & Staples Retailing	6,031,100	—	—
Food Products	660,419	—	—
Health Care Equipment & Supplies	926,682	—	—
Health Care Providers & Services	4,842,195	—	—
Household Products	3,809,356	—	—
Independent Power & Renewable Electricity Producers	2,138,859	—	—
Industrial Conglomerates	7,386,198	—	—
Insurance	31,373,102	—	—
IT Services	2,053,456	—	—
Machinery	2,767,077	—	—
Media	519,800	—	—
Metals & Mining	5,476,506	—	—
Multiline Retail	4,336,703	—	—
Multi-Utilities	6,501,330	—	—
Oil, Gas & Consumable Fuels	39,189,050	—	—
Paper & Forest Products	2,791,525	—	—
Pharmaceuticals	12,683,277	—	—
Real Estate Investment Trusts (REITs)	6,172,714	—	—
Real Estate Management & Development	475,936	—	—
Road & Rail	283,780	—	—
Semiconductors & Semiconductor Equipment	10,515,641	—	—
Software	3,194,421	—	—
Specialty Retail	6,584,568	—	—
Technology Hardware, Storage & Peripherals	11,326,810	—	—
Textiles, Apparel & Luxury Goods	5,105,427	—	—
Trading Companies & Distributors	157,340	—	—
Wireless Telecommunication Services	427,179	—	—
Exchange Traded Fund	919,703	—	—
Affiliated Money Market Mutual Fund	1,523,488	—	—

Total	$367,924,646	$—	$—

Prudential Unconstrained Bond Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%
ASSET-BACKED SECURITIES — 11.7%
Collateralized Loan Obligations — 8.0%
Madison Park Funding VIII Ltd. (Cayman Islands), Series 2012-8AR, Class BR, 144A	2.520	%(a)	04/22/22	500	$499,856
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.330	%(a)	07/25/26	500	494,184
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	500	487,424
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.115	%(a)	01/18/26	500	492,470

					1,973,934

Residential Mortgage-Backed Security — 3.7%
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625%		07/25/45	922	915,810

TOTAL ASSET-BACKED SECURITIES (cost $2,887,078)					2,889,744

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
CD Commercial Mortgage Trust, Series 2006-CD2, Class AM	5.592	%(a)	01/15/46	500	500,458
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	500	512,989
COBALT Commercial Mortgage Trust, Series 2006-C1, Class AM	5.254%		08/15/48	500	508,826
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM	5.290	%(a)	11/10/45	500	499,837

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,034,905)					2,022,110

CORPORATE BONDS — 53.4%
Airlines — 1.0%
American Airlines, Pass-Through Certificates	3.600%		03/22/29	125	127,031
Continental Airlines, Inc., Pass-Through Certificates	7.250%		05/10/21	108	122,399

					249,430

Auto Manufacturer — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	70	82,746

Banks — 6.1%
Bank of America Corp., Jr. Sub. Notes	6.100	%(a)	12/29/49	110	110,619
Bank of America Corp., Jr. Sub. Notes	8.000	%(a)	07/29/49	130	134,387
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/29/49	235	233,032
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(a)	12/29/49	130	130,000
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	%(a)	04/30/22	100	102,749
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(a)	12/29/49	120	120,446
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	125	128,750
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	07/29/49	250	246,250
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.000%		07/23/25	60	62,297
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	119	124,950
Wells Fargo & Co., Sub. Notes, MTN	4.300%		07/22/27	115	118,403

					1,511,883

Building Materials — 3.3%
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19	350	371,875
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $251,250; purchased 08/12/15)(b)(c)	7.500%		02/15/19	250	236,250
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	188	195,755

					803,880

Chemicals — 1.7%
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%		10/15/23		115	125,350
Hexion, Inc., Sr. Sec’d. Notes	10.000%		04/15/20		125	100,313
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21		184	182,620

						408,283

Commercial Services — 2.0%
Laureate Education, Inc., Sr. Unsec’d Notes, 144A	10.000%		09/01/19		150	114,750
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18		250	252,500
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		125	134,375

						501,625

Construction & Engineering — 0.7%
AECOM, Gtd. Notes	5.750%		10/15/22		175	180,577

Diversified Financial Services — 1.6%
American Express Co., Jr. Sub. Notes	4.900	%(a)	12/29/49		260	250,198
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21		50	50,875
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25		100	100,573

						401,646

Electric — 3.6%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		125	128,750
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		250	232,187
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		225	216,887
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%		10/15/20		250	211,250
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21		100	99,750

						888,824

Entertainment — 1.5%
CPULK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000%		08/28/20	GBP	100	155,189
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		11/01/23		175	173,688
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21		75	43,500

						372,377

Environmental Control — 1.0%
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20		250	253,475

Food — 1.9%
ESAL GmbH (Brazil), Gtd. Notes, RegS	6.250%		02/05/23		280	267,400
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(b)	10.250%		12/15/20		100	112,750
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		75	79,500

						459,650

Gaming — 1.2%
MGM Resorts International, Gtd. Notes	8.625%		02/01/19		250	284,245

Healthcare-Products — 0.5%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625%		05/15/22		150	122,625

Healthcare-Services — 4.1%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		225	217,688
Ephios Bondco PLC (France), Sr. Sec’d. Notes, 144A	6.250%		07/01/22	EUR	125	139,623
HCA, Inc., Gtd. Notes	5.375%		02/01/25		375	368,437

Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	175	163,625
Tenet Healthcare Corp., Sr. Unsec’d Notes	6.750%	02/01/20	100	98,875
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	30	31,655

				1,019,903

Home Builders — 1.6%
KB Home, Gtd. Notes	7.250%	06/15/18	150	158,625
Lennar Corp., Gtd. Notes	4.750%	05/30/25	150	147,000
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	100	101,750

				407,375

Iron/Steel — 1.2%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	50	42,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.250%	08/05/20	125	111,094
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%	08/15/18	125	132,500

				286,094

Media — 1.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	200	211,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.125%	02/15/23	100	99,449
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	15	15,601
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	15	15,528
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	5	5,071
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	100	97,000

				443,649

Mining — 3.2%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	250	236,562
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875%	07/15/24	200	193,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	125	121,719
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	150	127,688
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	150	119,304

				798,273

Miscellaneous Manufacturing — 0.8%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $201,000; purchased 08/11/15)(b)(c)	5.000%	03/15/22	200	202,250

Oil & Gas — 0.3%
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	200	64,000

Packaging & Containers — 1.7%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	250	260,625
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	50	52,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	50	52,062
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	50	49,000

				413,687

Pharmaceuticals — 1.4%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	125	126,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	100	86,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20	135	123,694

				337,069

Real Estate Investment Trusts (REITs) — 0.4%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	90	90,064

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	30	31,344
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	35	37,293
Landry’s, Inc., Gtd. Notes, 144A (original cost $80,235; purchased 09/30/15)(b)(c)	9.375%	05/01/20	75	79,594

				148,231

Semiconductors — 2.8%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	375	400,121
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	125	117,500
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	100	93,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	75	68,906

				679,527

Software — 1.5%
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	175	176,313
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	200	201,750

				378,063

Telecommunications — 3.9%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	250	264,560
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21	150	49,500
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	225	243,000
TBG Global PTE Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	200	196,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	200	218,032

				971,842

Transportation — 1.1%
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	100	102,625
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	175	177,406

				280,031

Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $149,399; purchased 07/16/15)(b)(c)	3.200%	07/15/20	150	149,549

TOTAL CORPORATE BONDS (cost $13,621,221)				13,190,873

FOREIGN AGENCIES — 2.3%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	100	112,850
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20	200	211,477
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	100	112,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	125	122,775

TOTAL FOREIGN AGENCIES (cost $565,058)				559,602

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.7%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250%		05/25/36	227		183,071
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 1M2	5.197	%(a)	07/25/25	600		599,998
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	3.497	%(a)	10/25/27	500		477,607
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.193	%(a)	12/01/21	865		854,117
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.193	%(a)	07/01/20	953		935,735
LSTAR Securities Investment Trust, Series 2015-8, Class A2, 144A	3.693	%(a)	08/01/20	1,000		974,583
Nomura Resecuritization Trust, Series 2015-5R, Class 5A1, 144A	0.334	%(a)	07/26/36	898		839,327

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,847,614)						4,864,438

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bonds (cost $81,724)	2.875%		08/15/45	85		82,918

TOTAL LONG-TERM INVESTMENTS (cost $24,037,600)						23,609,685

				Shares
SHORT-TERM INVESTMENTS — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $157,019)(d)				157,019		157,019

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
5 Year U.S. Treasury Note Futures expiring 12/24/15, Strike Price $119.00				—	(e)	2,133
expiring 02/19/16, Strike Price $119.50				—	(e)	3,672
expiring 12/24/15, Strike Price $121.00				—	(e)	164
expiring 02/19/16, Strike Price $121.50				—	(e)	625
10 Year U.S. Treasury Note Futures expiring 12/24/15, Strike Price $126.50				—	(e)	3,125
CDX.NA.IG.25.V1 expiring 01/20/16, Strike Price $65.00			BNP Paribas	1,200		12

						9,731

Put Options
5 Year U.S. Treasury Note Futures expiring 02/19/16, Strike Price $115.50				—	(e)	547
expiring 12/24/15, Strike Price $116.50				—	(e)	219
10 Year U.S. Treasury Note Futures expiring 12/24/15, Strike Price $120.50				—	(e)	78

CDX.NA.HY.25.V1 expiring 03/16/16, Strike Price $90.00	BNP Paribas	600		1,288
CDX.NA.IG.25.V1 expiring 01/20/16, Strike Price $100.00	BNP Paribas	1,200		1,350
S&P 500 E-Mini Futures expiring 03/18/16, Strike Price $2,050.00		—	(e)	9,390

				12,872

TOTAL OPTIONS PURCHASED (cost $25,762)				22,603

TOTAL SHORT-TERM INVESTMENTS (cost $182,781)				179,622

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN(f) — 96.4% (cost 24,220,381)				23,789,307

OPTIONS WRITTEN* — (0.1)%
Call Options
5 Year U.S. Treasury Note Futures expiring 12/24/15, Strike Price $120.00		—	(e)	(984)
expiring 02/19/16, Strike Price $120.50		—	(e)	(2,969)
10 Year U.S. Treasury Note Futures expiring 12/24/15, Strike Price $128.00		—	(e)	(937)
CDX.NA.IG.25.V1 expiring 01/20/16, Strike Price $80.00	BNP Paribas	1,200		(1,208)

				(6,098)

Put Options — (0.1)%
5 Year U.S. Treasury Note Futures expiring 12/24/15, Strike Price $117.50		—	(e)	(656)
expiring 02/19/16, Strike Price $117.50		—	(e)	(2,891)
expiring 12/24/15, Strike Price $124.00		—	(e)	(313)
CDX.NA.HY.25.V1 expiring 03/16/16, Strike Price $97.00	BNP Paribas	600		(5,301)
CDX.NA.IG.25.V1 expiring 01/20/16, Strike Price $120.00	BNP Paribas	1,200		(453)
S&P 500 E-Mini Futures expiring 03/18/16, Strike Price $1,900.00		—	(e)	(4,365)

				(13,979)

TOTAL OPTIONS WRITTEN (premium received $25,877)				(20,077)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.3% (cost $24,194,504)				23,769,230
Other assets in excess of liabilities(g) — 3.7%				917,954

NET ASSETS — 100.0%				$24,687,184

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index

EONIA	Euro Overnight Index Average
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $681,884. The aggregate value of $667,643 is approximately 2.7% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Rates shown are the effective yields at purchase date.
(e)	Less than $500 par.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$24,220,381

Appreciation	157,303
Depreciation	(588,377)

Net Unrealized Depreciation	$(431,074)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation(1)
	Long Positions:
7	10 Year U.S. Treasury Notes	Mar. 2016	$882,484	$885,064	$2,580
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2016	315,626	316,876	1,250

					3,830

	Short Position:
3	2 Year U.S. Treasury Notes	Mar. 2016	652,829	652,641	188

					$4,018

(1)	Cash of $130,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at November 30, 2015.

Forward foreign currency exchange contracts outstanding at November 30, 2015:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation
OTC forward foreign currency exchange contracts:
British Pound, Expiring 01/28/16	UBS AG	GBP	100	$153,541	$150,636	$2,905
Euro, Expiring 01/28/16	Credit Suisse First Boston Corp.	EUR	125	137,778	132,117	5,661
Japanese Yen, Expiring 01/28/16	Credit Suisse First Boston Corp.	JPY	786	6,513	6,400	113

				$297,832	$289,153	$8,679

Interest rate swap agreements outstanding at November 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC swap agreements:
MXN	7,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	$(611)	$(2,231)	$1,620	Citigroup Global Markets
ZAR	2,600	11/13/25	8.510%	3 Month Johannesburg Interbank Agreed Rate(2)	657	(73)	730	Citigroup Global Markets

					$46	$(2,304)	$2,350

(2)	The Fund pays the floating rate and receives the fixed rate.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	100	08/04/24	1.054%	1 Day EONIA(1)	$(3,384)	$(3,642)	$(258)
GBP	100	07/29/20	1.410%	1 Day SONIA(1)	4	(496)	(500)
	3,100	11/19/17	0.942%	3 Month LIBOR(1)	—	(583)	(583)
	2,500	08/05/17	0.900%	3 Month LIBOR(1)	—	(6,767)	(6,767)
	2,000	08/05/18	1.205%	3 Month LIBOR(1)	—	(7,410)	(7,410)
	1,700	11/18/18	1.207%	3 Month LIBOR(1)	—	(509)	(509)
	1,500	11/06/20	1.572%	3 Month LIBOR(1)	—	(1,269)	(1,269)
	2,000	08/05/20	1.655%	3 Month LIBOR(1)	—	(10,363)	(10,363)
	2,950	08/05/22	1.958%	3 Month LIBOR(1)	(788)	(18,971)	(18,183)
	180	11/06/25	2.116%	3 Month LIBOR(1)	—	(219)	(219)
	850	08/05/25	2.234%	3 Month LIBOR(1)	—	(6,018)	(6,018)
	90	07/21/45	2.880%	3 Month LIBOR(1)	—	(911)	(911)
SEK	1,200	11/12/25	1.431%	3 Month STIBOR(2)	—	102	102

					$(4,168)	$(57,056)	$(52,888)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at November 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	3,000	$17,198	$16,636	$562	UBS AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2015(4)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(1):
Federal Republic of Brazil	09/20/18	1.000%	250	0.368%	$(8,857)	$(10,409)	$1,552	Barclays Capital Group
Italy Government	09/20/20	1.000%	250	0.093%	(981)	(1,571)	590	Barclays Capital Group
Republic of Hungary	09/20/20	1.000%	250	0.154%	(5,010)	(5,867)	857	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%	250	0.211%	(8,997)	(10,117)	1,120	Barclays Capital Group
Republic of Latvia	09/20/20	1.000%	250	0.076%	2,890	2,555	335	Barclays Capital Group
Republic of Lithuania	09/20/20	1.000%	250	0.077%	2,890	2,555	335	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%	250	0.096%	706	227	479	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	250	0.110%	(1,220)	(1,826)	606	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%	250	0.257%	(12,336)	(13,677)	1,341	Barclays Capital Group
Russian Federation	09/20/18	1.000%	250	0.207%	(12,885)	(14,893)	2,008	Barclays Capital Group
Spain Government	09/20/20	1.000%	250	0.081%	1,273	832	441	Barclays Capital Group
United Mexican States	09/20/20	1.000%	250	0.148%	(3,627)	(4,392)	765	Barclays Capital Group

					$(46,154)	$(56,583)	$10,429

Cash of $450,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at November 30, 2015.

The Fund entered into credit default swaps (‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the items of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,973,934	$—
Residential Mortgage-Backed Security	—	915,810	—
Commercial Mortgage-Backed Securities	—	2,022,110	—
Corporate Bonds	—	13,190,873	—
Foreign Agencies	—	559,602	—
Residential Mortgage-Backed Securities	—	4,010,321	854,117
U.S. Treasury Obligation	—	82,918	—
Affiliated Money Market Mutual Fund	157,019	—	—
Options Purchased	19,953	2,650	—
Options Written	(13,115)	(6,962)	—
Other Financial Instruments*
Futures Contracts	4,018	—	—
OTC Forward Foreign Currency Exchange Contracts	—	8,679	—
Exchange-traded interest rate swap agreements	—	(52,888)	—
OTC interest rate swap agreements	—	46	—
OTC credit default swaps	—	(28,956)	—

Total	$167,875	$22,678,137	$854,117

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Security
Balance as of 07/09/15***	$—
Accrued discount/premium	(10,633)
Realized gain (loss)	138
Change in unrealized appreciation (depreciation)**	(9,794)
Purchases	874,406
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/15	$854,117

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(9,794) was relating to securities held at the reporting period end.
***	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board which contain unobservable inputs as:

Level 3 Securities	Fair value as of November 30, 2015	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Security	$854,117	Market approach	Single broker indicative quote

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of November 30, 2015 categorized by risk exposure:

Derivative Fair Value at 11/30/15
Credit contracts	$(33,268)
Equity contracts	5,025
Foreign exchange contracts	8,679
Interest rate contracts	(47,011)

Total	$(66,575)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and managed by PI.

The Prudential QMA Global Tactical Allocation Fund wholly owns and controls the Prudential QMA Global Tactical Allocation Subsidiary, Ltd., (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. In valuing their investments, the Subsidiary follows the same valuation policies as the Prudential QMA Global Tactical Allocation Fund as described above.

Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.